Description of Organization and Business Operations (Details Narrative) - USD ($)				12 Months Ended
	Sep. 05, 2024	Feb. 11, 2022	Nov. 22, 2021	Nov. 30, 2024	Jan. 28, 2025	Sep. 30, 2024	Aug. 31, 2024	Aug. 11, 2024	May 09, 2024	Dec. 31, 2023	Nov. 30, 2023
Common stock, shares authorized						499,000,000				499,000,000
Common stock, par value						$ 0.0001				$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000				1,000,000	1,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Deferred underwriting fee payable				$ 4,025,000							$ 4,025,000
Cash				$ 4,553							$ 146,933
Sale of stock	$ 10.00
Minimum market value net asset held in trust account, percentage				80.00%
Minimum post-business combination ownership				50.00%
Restricted redemption rights percentage				20.00%
Redemption percentage of outstanding shares				100.00%
Sale of stock, description				In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Redemption price per share											$ 0.1
Asset acquistion	$ 105,000,000
Issuance of shares	10,500,000
EVGR Shareholders [Member]
Redemption share value									$ 32,364,393
Evergreen LLC [Member]
Assets held in trust							$ 80,000
IPO [Member]
Sale of stock, number of shares issued in transaction		10,000,000
Gross proceeds from public offering		$ 100,000,000
Transaction costs		8,557,887
Underwriting fees		1,800,000
Deferred underwriting fee payable		4,025,000
Assets held in trust		1,725,000
Stock issuance costs		1,007,887
Cash		$ 1,519,359
Sale of stock		$ 10.15		$ 10.00
Net proceeds from public offering		$ 116,725,000
Issuance of shares		11,500,000
Private Placement [Member]
Sale of stock, number of shares issued in transaction		532,500
Sale of stock		$ 10.00
Net proceeds from public offering		$ 5,325,000
Private Placement [Member] | Evergreen LLC [Member]
Sale of stock, number of shares issued in transaction		480,000
Sale of stock		$ 10.00
Proceeds from issuance of private placement		$ 4,800,000
Over-Allotment Option [Member] | Underwriters [Member]
Sale of stock, number of shares issued in transaction		1,500,000
Underwriting fees				$ 2,000,000
Deferred underwriting fee payable				$ 3,500,000
Sale of stock		$ 10.00
Proceeds from over-allotment option		$ 15,000,000
Option Private Placement Units [Member] | Evergreen LLC [Member]
Sale of stock, number of shares issued in transaction		52,500
Sale of stock		$ 10.00
Common Class A [Member]
Common stock, shares authorized				479,000,000		479,000,000				479,000,000	479,000,000
Common stock, par value				$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Redemption share value								$ 160,000	$ 80,000
Redemption price per share								$ 0.055	$ 0.03
Redemption share				4,663,957				4,004,330	2,831,713		7,495,670
Common Class A [Member] | Subsequent Event [Member]
Common stock, par value					$ 0.05
Redemption price per share					$ 0.05
Redemption share					2,456,657
Common Class B [Member]
Common stock, shares authorized				20,000,000		20,000,000				20,000,000	20,000,000
Common stock, par value				$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Common Class B [Member] | Evergreen LLC [Member]
Issuance of shares			2,875,000